DISCONTINUED OPERATIONS - Narrative (Details) - USD ($)		9 Months Ended
	Apr. 15, 2021	Dec. 31, 2021	Jul. 31, 2016
Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price	$ 876,277,000
Discontinued operations, disposed of by sale | Other net income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses		$ 2,500,000
Discontinued operations, disposed of by sale | Management and administrative services revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses		10,000,000
Discontinued operations, disposed of by sale | Earned charter and debt guarantee fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses		1,400,000
Discontinued operations, disposed of by sale | Golar Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding common units (in USD per share)	$ 3.55
Purchase price	$ 75,700,000
Discontinued operations, disposed of by sale | Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding common units (in USD per share)	$ 44.65
Purchase price	$ 50,000,000
Consideration received (in shares)	18,627,451
Hygo Energy Transition Ltd | Debt guarantee
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross long-term debt obligations		387,300,000
Golar Partners, Common Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Costs incurred in Hilli operations, capped		20,000,000
Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Costs incurred in Hilli operations, capped		3,000,000
Hygo Energy Transition Ltd | Letter of credit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Costs incurred in Hilli operations, capped		1,500,000
New Fortress Energy | Hygo Energy Transition Ltd | HYGO Merger Agremenet
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued in acquisition (in shares)	31,372,549
Cash payments	$ 580,000,000
Hilli LLC | Discontinued operations, disposed of by sale | Golar Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Declared distributions by Hilli LLC		21,200,000
Hilli costs indemnification		$ 100,000
CELSE | Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage (in percent)			50.00%